Debt Instruments - Issuer rating (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Financial assets	$ 1,285,120	$ 1,308,730
Debt instruments.
Financial assets
Financial assets	$ 323,452	$ 306,643
Financial assets (as a percent)	100.00%	100.00%
Private Debt
Financial assets
Financial assets	$ 9,864	$ 11,842
Sovereign Debt
Financial assets
Financial assets	313,588	294,801
AAA | Debt instruments.
Financial assets
Financial assets	$ 55,097	$ 30,927
Financial assets (as a percent)	17.03%	10.07%
AAA | Sovereign Debt
Financial assets
Financial assets	$ 55,097	$ 30,927
A | Debt instruments.
Financial assets
Financial assets	$ 184,616	$ 204,001
Financial assets (as a percent)	57.08%	66.53%
A | Private Debt
Financial assets
Financial assets	$ 2,651	$ 3,352
A | Sovereign Debt
Financial assets
Financial assets	181,965	200,649
BBB | Debt instruments.
Financial assets
Financial assets	$ 33,561	$ 21,236
Financial assets (as a percent)	10.38%	6.93%
BBB | Private Debt
Financial assets
Financial assets	$ 3,685	$ 3,709
BBB | Sovereign Debt
Financial assets
Financial assets	29,876	17,527
BB | Debt instruments.
Financial assets
Financial assets	$ 50,178	$ 50,307
Financial assets (as a percent)	15.51%	16.41%
BB | Private Debt
Financial assets
Financial assets	$ 3,528	$ 4,609
BB | Sovereign Debt
Financial assets
Financial assets	$ 46,650	45,698
Below B | Debt instruments.
Financial assets
Financial assets		$ 172
Financial assets (as a percent)		0.06%
Below B | Private Debt
Financial assets
Financial assets		$ 172